Roundhill Ether Covered Call Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)

PURCHASED OPTIONS - 6.4%(a)	Notional Amount	Contracts	Value
Call Options - 6.4%(b)(c)			$–
iShares Ethereum Trust ETF, Expiration: 10/17/2025; Exercise Price: $34.00	$39,387,500	12,500	$1,118,750
Proshares Ether ETF, Expiration: 11/20/2025; Exercise Price: $66.16	107,463,096	15,836	8,329,736
TOTAL PURCHASED OPTIONS (Cost $10,220,468)			9,448,486

EXCHANGE TRADED FUNDS - 0.0%(d)		Shares	Value
iShares Ethereum Trust ETF (a)(e)		400	12,604
TOTAL EXCHANGE TRADED FUNDS (Cost $12,615)			12,604

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.4%		Par	Value
4.13%, 10/16/2025 (f)		150,000,000	149,743,318
TOTAL U.S. TREASURY BILLS (Cost $149,743,318)			149,743,318

MONEY MARKET FUNDS - 5.7%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (g)		8,329,897	8,329,897
TOTAL MONEY MARKET FUNDS (Cost $8,329,897)			8,329,897

TOTAL INVESTMENTS - 113.5% (Cost $168,306,298)			167,534,305
Liabilities in Excess of Other Assets - (13.5)%			(19,903,279)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$147,631,026
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Represents less than 0.05% of net assets.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized yield as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Roundhill Ether Covered Call Strategy ETF
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (13.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $32.50	$(39,387,500)	(12,500)	$(431,250)
Proshares Ether ETF, Expiration: 10/03/2025; Exercise Price: $66.50	(107,463,096)	(15,836)	(1,061,012)
Total Call Options			(1,492,262)

Put Options - (12.0)%
iShares Ethereum Trust ETF, Expiration: 10/17/2025; Exercise Price: $34.00	(39,374,896)	(12,496)	(4,123,680)
Proshares Ether ETF, Expiration: 11/20/2025; Exercise Price: $66.16	(107,463,096)	(15,836)	(13,618,960)
Total Put Options			(17,742,640)
TOTAL WRITTEN OPTIONS (Premiums received $22,416,341)			$(19,234,902)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill Ether Covered Call Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$9,448,486	$–	$9,448,486
Exchange Traded Funds	12,604	–	–	12,604
U.S. Treasury Bills	–	149,743,318	–	149,743,318
Money Market Funds	8,329,897	–	–	8,329,897
Total Investments	$8,342,501	$159,191,804	$–	$167,534,305

Liabilities:
Investments:
Written Options	$–	$(19,234,902)	$–	$(19,234,902)
Total Investments	$–	$(19,234,902)	$–	$(19,234,902)

Refer to the Schedule of Investments for further disaggregation of investment categories.